Stock-Based Compensation (Details 1) (Stock Option, USD $)	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Stock Option
Number of Options
Outstanding	4,343,334	1,508,334	0
Granted	4,532,000	2,835,000	1,508,334
Forfeited	(212,916)
Outstanding	8,662,418	4,343,334	1,508,334	0
Exercisable	2,065,147	1,387,871
Weighted Average Exercise Price
Outstanding	$ 3.61	$ 4.50	$ 0
Granted	$ 2.03	$ 3.14	$ 4.50
Forfeited	$ 3.57
Outstanding	$ 2.78	$ 3.61	$ 4.50	$ 0
Exercisable	$ 3.95	$ 4.33
Weighted Average Remaining Contractual Life
Outstanding	7 years 4 months 24 days	5 years 7 months 6 days	4 years 7 months 6 days	0 years
Exercisable	4 years 1 month 6 days	4 years